BUSINESS ACQUISITION (Details) ¥ in Thousands, $ in Thousands	Oct. 11, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Fair value of the assets acquired and the liabilities assumed
Goodwill		¥ 5,690	$ 825
Beijing Qihui
Business Acquisition
Percentage of equity interest acquired	100.00%
Cash consideration	¥ 10,000
Fair value of the assets acquired and the liabilities assumed
Purchase consideration	10,000
Goodwill	5,690
Deferred tax liabilities	(2,080)
Net liabilities assumed	(4,010)
Total	10,000
Beijing Qihui | Non-compete agreements
Fair value of the assets acquired and the liabilities assumed
Identifiable intangible assets acquired	8,400
Beijing Qihui | Trademarks
Fair value of the assets acquired and the liabilities assumed
Identifiable intangible assets acquired	1,000
Beijing Qihui | Database
Fair value of the assets acquired and the liabilities assumed
Identifiable intangible assets acquired	¥ 1,000